Non Current Assets and Disposal Groups for Sale (Details) - Schedule of Non-Current Assets Held for Sales - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets received or awarded in lieu of payment
Assets received in lieu of payment	$ 22,437	$ 16,852
Assets awarded at judicial sale	41,134	25,637
Provision on assets received in lieu of payment or awarded	0	(26)
Subtotal	63,571	42,463
Non current assets held for sale
Assets recovered from leasing for sale	8,058	8,982
Subtotal	8,058	8,982
Total	$ 71,629	$ 51,445